LOANS, FINANCING, DEBENTURES AND LEASES - Summary of Funding and Payments (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) item	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	R$ 11,389,326	R$ 525,069
Write-offs (payments), Principal	(3,696,660)	(2,893,219)	R$ (4,485,495)
Write-offs (payments), Financial charges	(746,986)	(494,931)	R$ (859,586)
Write-offs (payments), Total	(4,443,646)	(3,388,150)
Loans and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(1,564,258)	(961,687)
Write-offs (payments), Financial charges	(95,158)	(156,668)
Write-offs (payments), Total	(1,659,416)	(1,118,355)
Financing - BNDES FINEM - Contract 14.2.1192.1 maturing 1/15/2023 (Selic)
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(1,549,335)	(946,763)
Write-offs (payments), Financial charges	(91,939)	(152,447)
Write-offs (payments), Total	(1,641,274)	(1,099,210)
BNB
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(14,923)	(14,924)
Write-offs (payments), Financial charges	(3,219)	(4,221)
Write-offs (payments), Total	(18,142)	(19,145)
Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(66,830)	(1,324,723)
Write-offs (payments), Financial charges	(201,516)	(265,992)
Write-offs (payments), Total	R$ (268,346)	(1,590,715)
4th issue - Series 3
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Financial charges		(1,583)
Write-offs (payments), Total		(1,583)
Number of debentures | item	810,000
1st issue - Minas Comunica
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	R$ (25,583)	(24,723)
Write-offs (payments), Financial charges	(1,761)	(1,082)
Write-offs (payments), Total	R$ (27,344)	(25,805)
Number of debentures | item	5,550
4th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	R$ (41,247)	(1,300,000)
Write-offs (payments), Financial charges	(1,650)	(47,257)
Write-offs (payments), Total	(42,897)	(1,347,257)
5th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Financial charges	(135,242)	(149,795)
Write-offs (payments), Total	R$ (135,242)	(149,795)
Number of debentures | item	200,000
6th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Financial charges	R$ (62,863)	(66,275)
Write-offs (payments), Total	R$ (62,863)	(66,275)
Number of debentures | item	100,000
Financing - Suppliers
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	R$ 967,313	506,397
Write-offs (payments), Principal	(506,407)	(571,434)
Write-offs (payments), Financial charges	(34,816)	(51,040)
Write-offs (payments), Total	(541,223)	(622,474)
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	10,422,013	18,672
Write-offs (payments), Principal	(1,559,165)	(35,375)
Write-offs (payments), Financial charges	(415,496)	(21,231)
Write-offs (payments), Total	R$ (1,974,661)	R$ (56,606)